Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,039,000
Previously Paid Amount	0.00
Total Fee Amount	159.07
Total Offset Amount	0.00
Net Fee	159.07
Narrative - Max Aggregate Offering Price	$ 1,039,000
Final Prospectus	true